RELATED PARTY TRANSACTIONS - Advances from Related Parties (Details) - USD ($)			12 Months Ended
	Feb. 09, 2024	Feb. 09, 2023	Dec. 31, 2022	Mar. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Advances from related parties			$ 319,166		$ 3,104,097
Proceeds from related party			480,000
Co-sponsors have advanced					795,000
Related party loan			$ 480,000		480,000
Number of shares issued for settlement	2,000,000
Liabilities settled	$ 4,636,397
Receivables settled	58,828
Related Party Loan
RELATED PARTY TRANSACTIONS
Related party loan	480,000
Co-Sponsors
RELATED PARTY TRANSACTIONS
Advances from related parties		$ 4,156,397		$ 0	$ 3,104,097
Proceeds from related party		$ 1,052,300
Co-sponsors have advanced	$ 58,828